Borrowings (Details Textual) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Borrowings include collateralized liabilities	$ 14,920	$ 19,831
IDBG loan	153
Operation Center In Israel [Member]
Statement Line Items [Line Items]
Financial leases	$ 311,674	$ 393,641